Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Selected Information of the Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Sales	$ 13,130	$ 13,531	[1]	$ 12,926	[1]
Operating earnings	986	1,407	[1]	1,530	[1]
Income before income tax	253	717	[1]	661	[1]
Net income	179	570	[1]	867	[1]
Associates [member]
Disclosure of associates [line items]
Sales	1,600	1,449		1,433
Operating earnings	237	224		227
Income before income tax	158	110		125
Net income	$ 118	$ 86		$ 97

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.